Fees Summary	Jul. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,544,000
Previously Paid Amount	0.00
Total Fee Amount	542.59
Total Offset Amount	0.00
Net Fee	542.59
Narrative - Max Aggregate Offering Price	$ 3,544,000
Final Prospectus	true